OTHER INCOME AND EXPENSE - Other expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other income and expense [abstract]
Personnel expenses	$ (3,055,168)	$ (2,833,794)	$ (2,634,187)
Taxes and fees	(1,214,559)	(872,341)	(678,613)
Insurance	(618,197)	(524,557)	(480,879)
Consultancy, audit and other fees	(537,972)	(479,043)	(447,130)
Maintenance and repairs	(394,524)	(357,790)	(310,265)
Amortization of intangible assets	(240,804)	(225,137)	(206,688)
Marketing	(233,512)	(207,071)	(174,961)
Depreciation of tangible assets	(218,230)	(219,316)	(209,296)
Depreciation right of use assets	(211,457)	(201,293)	(190,883)
Affiliation contributions and transfers	(168,986)	(252,942)	(212,952)
Warehouse services	(148,633)	(144,739)	(135,625)
Leases (Rent)	(144,276)	(134,691)	(131,552)
Transportation services	(95,520)	(99,296)	(93,707)
Data processing	(85,231)	(77,803)	(62,213)
Losses due to claims	(83,728)	(39,435)	(40,409)
Cleaning and security services	(80,904)	(74,276)	(73,852)
Outsourcing services	(59,599)	(68,779)	(61,522)
Supplies and stationary	(52,074)	(46,114)	(45,736)
Loss from sale of property and equipment	(44,399)	(26,387)	(11,968)
Donations expenses	(31,309)	(36,019)	(3,773)
Adaptation and installation	(28,076)	(30,636)	(28,947)
Travel expenses	(21,345)	(24,249)	(13,295)
Impairment losses other assets	(2,946)	(20,787)	(69,950)
Loss from sale of non-current assets held for sale	(595)	(800)	(2,927)
Other	(574,410)	(412,488)	(468,726)
Total other expense	$ (8,346,454)	$ (7,409,783)	$ (6,790,056)